SCHEDULE OF IMPAIRMENT LOSS (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Total	$ 34,132		$ 1,599,985
Building [Member]
Property, Plant and Equipment [Line Items]
Total			199,601
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total			146,334
Structures [Member]
Property, Plant and Equipment [Line Items]
Total			37,975
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total			562,650
Operating Lease Right-of-Use Assets [Member]
Property, Plant and Equipment [Line Items]
Total			472,414
Software Development [Member]
Property, Plant and Equipment [Line Items]
Total			71,095
Suspense Payments [Member]
Property, Plant and Equipment [Line Items]
Total			54,370
Design Right [Member]
Property, Plant and Equipment [Line Items]
Total			34,132
Patents [Member]
Property, Plant and Equipment [Line Items]
Total			$ 21,414